Results for the year - Income taxes and deferred income taxes - Narrative (Details) kr in Millions	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 DKK (kr)
Analysis of income and expense [abstract]
Other tax adjustments (in percentage)	0.04
Potential withholding tax amounts related to distribution of earnings	kr 337	kr 315
Unrecognised tax loss carry-forwards	kr 628	kr 144